Accrued charges and deposits	12 Months Ended
Mar. 31, 2022
Accrued Charges And Deposits
Accrued charges and deposits

24	Accrued charges and deposits

Accrued charges and deposits consisted of the following:

	March 31,
	2021	2022
	$ in thousands	$ in thousands

Provision for individual income tax underpaid penalty	1,893	1,893
Accrued provision for severance payment	568	693
Accrued audit fee	160	160
Accrued salary and wages	124	152
Other	420	345

Total	3,165	3,243